Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net (loss) income	$ (4,679,549)	$ 588,744
Other comprehensive income (loss):
Foreign currency translation gain (loss)	232,981	(627,162)
Comprehensive income (loss)	(4,446,568)	(38,418)
Comprehensive income (loss) attributable to the non- controlling interest
Comprehensive income (loss) attributable to the Company	$ (4,446,568)	$ (38,418)